Taxation (Tables)	12 Months Ended
Dec. 31, 2012
Taxation
Schedule of current and deferred portions of income tax expenses
	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Current tax expenses	11,242	19,921	8,753
Deferred taxation	(1,231)	(1,814)	474
Income tax expenses	10,011	18,107	9,227

Schedule of reconciliation of the differences between the PRC statutory EIT rate

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Statutory EIT rate	25.0%	25.0%	25.0%
Effect of non-deductible expenses	9.8%	10.5%	4.9%
Effect of lower tax rates in other jurisdictions	—	(2.4)%	0.3%
Effect of change in tax rate	1.5%	—	—
Effect of preferential tax treatments	(9.1)%	(12.6)%	(19.2)%
Tax incentives for research and development expenses (i)	—	—	(3.1)%
Changes in valuation allowance:	10.3%	12.2%	5.6%
- Unrecognized tax losses	0.6%	2.8%	1.7%
- Accrued salaries and other expenses	(3.7)%	0.1%	0.2%
- Advertising expenses	13.4%	9.3%	3.7%
Effective income tax rate	37.5%	32.7%	13.5%

(i) The Group obtained a tax incentive relating to research and development expense of one of its VIEs in the PRC. Under such tax incentive rule, the Group may claim an additional tax deduction amounting to 50% of the research and development expenses incurred in a year.

Schedule of the effect of preferential tax treatments on earnings

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Preferential tax treatments impact to net income to ordinary shareholders	6,973	6,972	15,201
Per share effect, basic	0.26	0.18	0.33
Per share effect, diluted	0.26	0.16	0.32

Schedule of significant components of entity's deferred tax assets

	As of December 31,
	2011	2012
	RMB	RMB

Deferred tax assets, current
Net operating loss carry forwards	2,094	3,050
Accrued salaries and other expenses	3,189	2,432
Advertising expenses	11,414	13,947
Government subsidies	—	457
Total: deferred tax assets, current	16,697	19,886
Deferred tax assets, non-current	—	—
Total: deferred tax assets	16,697	19,886
Less: valuation allowance
Net operating loss carry forwards	(2,094)	(3,050)
Accrued salaries and other expenses	(144)	(318)
Advertising expenses	(11,414)	(13,947)
Total: valuation allowance	(13,652)	(17,315)
Net deferred tax assets	3,045	2,571

Schedule of the movements of valuation allowance

	Years Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Balance at beginning of the year	(5,786)	(6,755)	(13,652)
Provision for the year	(969)	(6,897)	(3,663)
Balance at end of the year	(6,755)	(13,652)	(17,315)